Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue.
Schedule of Revenue

	2019	2018
Commodity
Gold(1)	$545.8	$435.8
Silver	83.2	78.2
Platinum-group metals(1)	75.6	39.1
Other mining commodities	23.6	14.0
Mining	$728.2	$567.1
Energy	115.9	86.1
	$844.1	$653.2
Geography
Latin America	$369.2	$268.3
United States	166.6	137.2
Canada(1)	166.2	122.6
Rest of World	142.1	125.1
	$844.1	$653.2
Type
Revenue-based royalties	$266.7	$197.9
Streams(1)	490.8	371.7
Profit-based royalties	49.7	44.0
Other	36.9	39.6
	$844.1	$653.2

Includes revenue of $0.3 million and $7.8 million of provisional pricing adjustments for gold and platinum-group metals, respectively (2018 - $1.3 million and $2.4 million, respectively).